Notes Payable (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Debt Disclosure [Abstract]
Notes Payable	$ 46,895	$ 549,936	$ 26,130
Interest Rate	6.00%	6.00%
Interest Rate Maximum	10.00%	10.00%
Term Minimum	1 year	6 months
Term Maximum	2 years	1 year 6 months